Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 30,515	$ 140,127
Accounts receivable and other	1,589	647
Digital assets	203,627	323,946
Deposits and prepaid expenses	9,892	3,359
Current assets	245,623	468,079
Non-current assets
Plant and equipment	124,959	96,126
Deposits and prepaid expenses	27,220	156,503
Intangible assets and goodwill	15,135	0
Total assets	412,937	720,708
Current liabilities
Accounts payable and accrued liabilities	13,916	9,569
Lease liabilities	4,325	216
Loans payable	11,892	16,278
Current liabilities	30,133	26,063
Non-current liabilities
Lease liabilities	16,973	427
Loans payable	14,229	23,773
Warrant liability	212	99,021
Deferred tax liabilities	0	5,456
Total liabilities	61,547	154,740
Shareholders' equity
Share capital	767,641	636,597
Warrants	2,122	2,163
Contributed surplus	12,700	11,928
Accumulated deficit	(431,073)	(188,260)
AOCI - Unrealized gain on digital asset revaluation	0	103,540
Total shareholders' equity	351,390	565,968
Total liabilities and shareholders' equity	$ 412,937	$ 720,708